Consolidated Statements of Stockholders' Equity - USD ($)	Ordinary Shares $0.0001 Par Value Shares	Additional Paid-in Capital	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive Income	Noncontrolling Interest	Total
Balance at Mar. 31, 2018	$ 1,142	$ 8,929,968	$ 433,479	$ 1,876,235	$ (168,541)	$ (78,790)	$ 10,993,493
Balance, shares at Mar. 31, 2018	11,421,393
Net income (loss)				(1,056,360)		(403,410)	(1,459,770)
Appropriations of retained earnings			156,180	(156,180)
Cumulative translation adjustment					(209,040)	(7,565)	(216,605)
Balance at Mar. 31, 2019	$ 1,142	8,929,968	589,659	663,695	(377,581)	(489,765)	9,806,883
Balance, shares at Mar. 31, 2019	11,421,393
Net income (loss)				(98,092)		(39,814)	(137,906)
Cumulative translation adjustment					(622,755)	29,686	(593,069)
Balance at Sep. 30, 2019	$ 1,142	$ 8,929,968	$ 589,659	$ 565,603	$ (1,000,336)	$ (499,893)	$ 9,086,036
Balance, shares at Sep. 30, 2019	11,421,393